Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Parenthetical) (Detail) (Maximum) In Thousands, unless otherwise specified	Dec. 31, 2013
2004 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	7,000
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	1,000
2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	2,000
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	1,500
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares reserved	1,000